Taxation - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Dec. 21, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Unused tax losses as a percentage of taxable income	50.00%
Unused tax losses carryback period	1 year
Taxable income minimum limit beyond which tax shall be paid at a higher rate		€ 395	€ 245
Corporate income tax rate minimum		15.00%
Unused tax losses		€ 132,498	€ 116,405
Bottom of range [member]
Income Tax [Line Items]
Corporate income tax rate on the income above a certain threshold limit		25.00%
Top of range [member]
Income Tax [Line Items]
Corporate income tax rate on the income above a certain threshold limit			25.80%
Year Two Thousand And Twenty Five [Member]
Income Tax [Line Items]
Unused tax losses		€ 132,498	€ 44,246
Year Two Thousand And Twenty Six [Member]
Income Tax [Line Items]
Unused tax losses			30,208
Year Two Thousand And Twenty Seven [Member]
Income Tax [Line Items]
Unused tax losses			19,269
Indefinitely [Member]
Income Tax [Line Items]
Unused tax losses			€ 22,682